Other income/(expenses), net - Narrative (Details) € in Thousands, $ in Millions			6 Months Ended
	Feb. 02, 2024 EUR (€)	Feb. 02, 2024 USD ($)	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)
Disclosure of attribution of expenses by nature to their function [line items]
Proceeds from sale of Priority Review Voucher	€ 95,000	$ 103	€ 90,833	€ 0
Gain from sale of Priority Review Voucher, net	90,800		90,833	0
Transaction costs on sale of priority review voucher	€ 4,200
Decrease in other operating income (expense)			€ 7,700
Decrease in other operating income (expense), percentage			55.00%
Other income and expenses, net			€ 6,357	14,015
Grant income			1,822	9,946
Austria
Disclosure of attribution of expenses by nature to their function [line items]
Decrease in research and development tax credit			1,300
Scottish Enterprise
Disclosure of attribution of expenses by nature to their function [line items]
Grant income			€ 1,800	8,700
CTM Unit, Sweden | Disposal groups classified as held for sale
Disclosure of attribution of expenses by nature to their function [line items]
Disposal loss				€ 1,400